Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Fees	Total Payments
Total	$ 910,000	$ 910,000
KSM
Total	500,000	500,000
Courageous Lake
Total	140,000	140,000
Snowstorm
Total	240,000	240,000
Iskut
Total	$ 30,000	$ 30,000